Earnings Per Share (Computation Of Basic And Diluted Earnings Per Share ) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income from continuing operations									$ 81,520	$ 92,336	$ 179,130
Loss from discontinued operations, net of tax											(3,063)
Net income	$ 26,880	$ 17,814	$ 9,771	$ 27,055	$ 11,172	$ 17,179	$ 20,888	$ 43,097	81,520	92,336	176,067
Preferred dividends	2,343	1,563							3,906
Net Income available to common shareholders	$ 24,537	$ 16,251	$ 9,771	$ 27,055					$ 77,614	$ 92,336	$ 176,067
Average shares used in basic computation	66,636	66,482	66,792	67,579	68,150	69,633	68,370	68,006	66,871	68,543	66,472
Dilutive effect of stock options and units									10,692	10,011	9,904
Average shares used in diluted computation	79,539	77,544	75,982	76,086	79,355	79,759	77,856	77,359	77,563	78,554	76,376
Income from continuing operations									$ 1.16	$ 1.35	$ 2.69
Loss from discontinued operations											(0.04)
Earnings per basic common share	$ 0.37	$ 0.24	$ 0.15	$ 0.40	$ 0.16	$ 0.25	$ 0.31	$ 0.62	1.16	1.35	2.65
Income from continuing operations									1.00	1.18	2.35
Loss from discontinued operations											(0.04)
Earnings per diluted common share	$ 0.31	$ 0.21	$ 0.13	$ 0.36	$ 0.14	$ 0.22	$ 0.27	$ 0.56	$ 1.00	$ 1.18	$ 2.31